SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants outstanding	1,098,786
Weighted Average remaining contractual life (years)	8 months 15 days
Warrants Expiring April 16 2023 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	683,905
Exercise price | $ / shares	$ 1.75
Weighted Average remaining contractual life (years)	2 months 4 days
Warrants expiring august 3, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	295,652
Exercise price | $ / shares	$ 2.40
Weighted Average remaining contractual life (years)	5 months 4 days
Warrants expiring november 25, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	119,229
Exercise price | $ / shares	$ 2.04
Weighted Average remaining contractual life (years)	1 month 6 days